GOODWILL	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about goodwill [abstract]
GOODWILL

NOTE 17 – GOODWILL

The following table shows the movement of the goodwill balance during the years ended December 31, 2020 and 2019:

	December 31, 2020 (3)		December 31, 2019
Balance at the beginning of the year	Ps.	7,348,587	Ps.	7,318,594
Business combination (1)		134,515		—
Impairment charge		(5,065)		(13,041)
Effect of movements in exchange rates (2)		235,780		43,034
Balance at the end of the year	Ps.	7,713,817	Ps.	7,348,587
(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(2)	The foreign exchange adjustment is attributable to Leasing Bogotá S.A. Panamá.
(3)	See note 1.1. “Other events COVID-19” impact.

The following is the detail of goodwill assigned by cash generating units (CGU) representing the lowest identifiable level within Grupo Aval and monitored by management. In addition the values of goodwill are not greater than the identified business’ segments:

Goodwill carrying amount
	December 31,		December 31,
CGU	2020		2019
Leasing Bogotá S.A. Panamá (2)(3)	Ps.	5,519,230	Ps.	5,148,935
Sociedad Administradora de Pensiones [y] Cesantías Porvenir S.A.		538,231		538,231
Banco de Bogotá S.A. from Megabanco (1)		465,905		465,905
Banco Popular S.A.		358,401		358,401
Banco de Bogotá S.A.		301,222		301,222
Promigas S.A. and Subsidiaries		169,687		169,687
Banco de Occidente S.A.		127,571		127,571
Concesionaria Covipacífico S.A.S.		102,376		102,376
Concesionaria Panamericana S.A.S. (4)		101,809		106,874
Banco de Occidente S.A. from Banco Unión (1)		22,724		22,724
Hoteles Estelar S.A.		6,661		6,661
	Ps.	7,713,817	Ps.	7,348,587

(1)     Goodwill recognized as a result of mergers into these entities.

(2)     Part of the change presented corresponds to the foreign exchange adjustment attributable to Leasing Bogotá S.A. Panamá.

(3)     Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).

(4)     Includes recognition of impairment Ps. 5,065.

The recoverable amount of each cash generating unit was determined based on market values of banks, listed in stock exchanges and a recoverable amount is determined by a study for those not listed in stock exchanges. Such calculations used cash flow projections, covering periods from 5 to 20 years. Cash flows subsequent to these periods were extrapolated using estimated growth rates for such flows, not exceeding the average of the economic sector where the cash generating unit operates.

Below is the detail of the most significant values that comprise Goodwill, representing more than 80% of the Goodwill balance detailed above:

A.          Leasing Bogotá S.A. Panamá

On December 9, 2010, Banco de Bogotá S.A. acquired control of BAC Credomatic Inc (BAC COM) through its subsidiary Leasing Bogotá S.A. Panamá (LB Panamá), which is the Panamanian company that executed the purchase agreement. BAC Credomatic Inc. (BAC COM), a company incorporated to do business under the laws of the British Virgin Islands, is the owner of Banco BAC International Bank, Inc. and the operations of BAC Credomatic Inc. (BAC) in Central America.

With the acquisition of BAC COM, through LB PANAMÁ, BAC’s corporate structure now is controlled by Banco de Bogotá S.A., which is controlled, in turn, by Grupo Aval. Goodwill was generated and recognized as a result of that operation. Banco de Bogotá was authorized by the Superintendency of Finance to make this acquisition, through its subsidiary Leasing Bogotá Panamá, as indicated in Official Notice 2010073017‑ 048 dated December 3, 2010.

Later on, 98.92% of the shares of Banco Bilbao Vizcaya Argentaria S.A. Panamá (BBVA Panamá, now BAC de Panamá) were acquired by Banco de Bogotá, through its subsidiary Leasing Bogotá Panamá, under authorization from the Superintendency of Finance, as per Official Notice 2013072962‑052 dated December 12, 2013.

In addition, 100.00% of the shares of Banco Reformador de Guatemala (Reformador) and of Transcom Bank Limited in Barbados (Transcom) were acquired, and both banks were stated as Grupo Financiero Reformador de Guatemala. The Superintendency of Finance authorized Banco de Bogotá to acquire these banks, through its subsidiaries Credomatic International Corporation and BAC Credomatic Inc., as per Official Notice 2013068082‑062 dated December 3, 2013.

Finally, during 2015, Credomatic International Corporation, a subsidiary of the company, acquired 100% of the issued and outstanding shares of COINCA Corporation Inc. (COINCA) and Corporación Tenedora BAC Credomatic S.A., and an indirect subsidiary of the Company, acquired 100% of the issued and outstanding shares of Medios de Pago MP S.A., domiciled in Costa Rica, generating with the latter a capital gain of Ps. 853,401 that was included in the consolidated financial statements of the Bank in the first quarter of 2016.

On May 22, 2020, Banco de Bogotá acquired 96.6% of the shares of Multi Financial Group Inc through its subsidiary Leasing Bogotá S.A. Panamá. As of December 31, 2020, the purchase price allocation process (PPA) was completed, and the final goodwill value was determined.The first goodwill impairment test for this transaction will be conducted in 2021, (see note 35).

The latest valuation update for the groups of cash generating units to which this goodwill was allocated was carried out by an independent adviser and reviewed by Management in January 2021, based on the financial statements of BAC Credomatic at September 30, 2020. The conclusion was that there are no circumstances that could indicate a possible impairment, given that the recoverable amount of the groups of cash generating units associated with goodwill of Ps. 20,958,728 exceeds the book value by Ps. 6,138,955.

The following table shows the averages of the main assumptions used in the reports on impairment analysis of the cash-generating units with allocated goodwill, based on the impairment assessments carried out on the indicated dates. Although the valuation exercise includes a 10 year projection, the following tables only show the first 5 years as, following the first year of projection, rates are generally stable with no significant variations.

December 31, 2020
	2021	2022	2023	2024	2025
Lending rate on the loan portfolio and investments	10.1%	10.1%	10.1%	10.1%	10.2%
Borrowing rate	2.8%	2.8%	2.8%	2.9%	2.9%
Growth in income from commissions	3.8%	8.4%	7.6%	6.3%	6.7%
Growth in expenses	3.5%	4.8%	5.6%	4.7%	4.7%
Discount rate after taxes	12.3%
Growth rate after ten years	3.0%

December 31, 2019
	2020	2021	2022	2023	2024
Lending rate on the loan portfolio and investments	11.3%	11.4%	11.4%	11.3%	11.3%
Borrowing rate	2.8%	2.8%	2.8%	2.8%	2.8%
Growth in income from commissions	(0.2)%	6.6%	8.4%	8.7%	8.7%
Growth in expenses	5.9%	5.5%	5.4%	5.7%	6.2%
Discount rate after taxes	11.5%
Growth rate after ten years	3.0%

A  10-year projection was made to evaluate  potencial goodwill impairment, considering that he business will have matured and the flow of funds will have stabilized once this period has elapsed. In turn, macroeconomic assumptions as well as those for BAC Credomatic’s business in each of the countries where it operates were used for the projection, to reflect the contribution of each market to the CGUs as a whole. The averages of the main premises used are listed in the foregoing tables, including the variables for all the countries where BAC Credomatic Inc. operates. The following is description of that process:

•

Lending rates on loans and investments were projected based on historical data and on the expectations of management in each of the countries where BAC Credomatic Inc. operates, considering the competitiveness of the different services in their respective markets and the growth strategies for each segment. The projection on US Federal Reserve rates was taken into account as well, since these rates serve as a basis for international banking rates.

•

Growth in income from commissions was projected in line with the growth in BAC Credomatic´s active portfolio, which allows for greater income through products and services like insurance, memberships. commissions on foreign currency exchange and also the implementation of new services among others. Competitive markets were also considered in the projected time horizon elapsed.

•

Although the functional or reporting currency of the business is that of each country in the region where BAC Credomatic Inc´s. subsidiaries operate, the future flows of funds have been converted into nominal U.S. dollars in each projected period, discounted at a nominal rate in U.S. dollars, net of income tax, estimated as cost of equity ("Ke"). A discount rate in U.S. dollars is used, given that a consistent discount rate in the respective local currencies cannot be estimated due to of the lack of requireddata.

•	The discount rate has been estimated in light of the risk profile of each of the markets where BAC Credomatic Inc. operates.
•

To estimate the terminal value, the normalized flow of funds, adjusted according to growth expectations, was projected in perpetuity. This projection does not exceed the average long-term rate of growth for the economies in each of the countries where BAC operates. An annual growth rate of 3.0% was estimated for the long term.

The after tax discount rate used to discount the dividend flows reflects the specific risks relative to the CGU and the markets where BAC Credomatic operates, as mentioned earlier. Had the US dollar denominated estimated discount rate of 12.3% been 1.0% higher; it would not have been necessary to reduce the book value of goodwill, since the value-in-use of the cash-generating units associated with goodwill would have been Ps. 18,486,504 still exceeding book value as of December 31, 2020 of Ps. 14,819,773.

B.          Cash-generating units inside Banco de Bogotá

Goodwill was generated in 2006 with the acquisition of 94.99% of the shares of Banco de Crédito y Desarrollo Social – MEGABANCO S.A. and later merged with Banco de Bogotá. This operation was authorized by the Office of the Superintendency of Finance in Resolution No. 917 dated June 2, 2006

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was performed by an independet adviser and reviewed by management. This valuation was conducted on January 2021 and is based on Banco de Bogotá´s financial statements at September 30, 2020.  It was concluded that there are no situations that imply a possible impairment, given that the recoverable amount of the groups of cash generating units associated with goodwill was Ps. 10,474,819 exceeds the book value by Ps. 1,371,497.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2020
	2021	2022	2023	2024	2025
Lending rate on the loan portfolio and investments	6.7%	8.0%	9.0%	9.5%	9.6%
Borrowing rate	1.8%	2.6%	3.4%	3.9%	3.9%
Growth in income from commissions	15.7%	44.0%	8.8%	8.5%	8.6%
Growth in expenses	3.6%	12.6%	10.5%	7.7%	5.5%
Inflation	2.9%	4.4%	3.8%	3.1%	3.1%
Discount rate after taxes	13.0%	12.8%	12.8%	12.8%	12.8%
Growth rate after five years	3.3%

December 31, 2019
	2020	2021	2022	2023	2024
Lending rate on the loan portfolio and investments	9.0%	9.4%	10.0%	10.3%	10.4%
Borrowing rate	3.7%	3.7%	4.1%	4.4%	4.3%
Growth in income from commissions	13.4%	7.6%	7.7%	8.3%	8.6%
Growth in expenses	0.1%	5.3%	5.7%	5.2%	4.9%
Inflation	3.2%	2.7%	3.5%	3.3%	3.3%
Discount rate after taxes	13.0%
Growth rate after five years	3.3%

A  5-year projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables.

The following is a description of that process.

•	The lending rates on loans and investments were projected based on the Company expected rates and lending rates from independent specialists (The Economist Intelligence Unit "EIU")
•	The borrowing rates were projected based on the Company´s expected rates and the money market interest rate from EIU.
•	Estimated growth of commissions is based on its historical ratio to the gross loan portfolio.
•	Estimated growth in expenses is based on the inflation’s growth and/or its historical percentage over revenues.
•	The inflation rate used in the projections is based on reports from outside sources, such as The Economist Intelligence Unit, and intra-group sources such as Corficolombiana´s research team.
•	The growth rate used for the terminal value was 3.3%, which is the average projected inflation provided by the independent specialists and reviewed by management.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the 13.0% estimated discount rate had been 1.0% higher than the rate estimated in the models, the book value of goodwill would not have to be impaired, since the fair value of the groups of cash-generating units associated with goodwill would have been Ps. 9,420,575, still exceeding book value as of December 31, 2020 of Ps. 9,103,322.

C.          Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.

Porvenir absorbed AFP Horizonte Pensiones y Cesantías S.A. and the goodwill in question was allocated to the groups of cash-generating units that together made up Porvenir later that same year.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was done by an external adviser and reviewed by management. This valuation was conducted on January 2021 and is based on financial statements of Porvenir at September 30, 2020. The conclusion was that there are no situations that imply a possible impairment, given that the recoverable amount of the groups of cash generating units associated with goodwill was Ps. 4,773,395, exceeding the book value by Ps. 2,130,313.

The following are the main assumptions used in the impairment test reports taken as the basis for impairment testing on the dates listed, Even though the valuation exercise includes a 20 years projection, the following tables only shows the first 5 years as rates, following the first year of projection, are generally stable with no significant variations.

December 31, 2020
	2021	2022	2023	2024	2025
Interest rate on investments	4.9%	4.3%	4.6%	4.3%	4.3%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	(8.9)%	8.4%	7.1%	7.1%	6.4%
Growth in expenses	(1.7)%	4.2%	(0.8)%	2.5%	5.3%
Inflation	2.9%	4.4%	3.8%	3.1%	3.1%
Discount interest rate after taxes	13.6%	13.4%	13.4%	13.4%	13.4%
Growth rate after twenty years	3.4%

December 31, 2019
	2020	2021	2022	2023	2024
Interest rate on investments	5.4%	5.7%	6.5%	6.3%	6.3%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	0.7%	6.3%	7.5%	6.5%	6.4%
Growth in expenses	3.4%	4.8%	5.5%	(0.5)%	3.2%
Inflation	3.2%	2.7%	3.5%	3.3%	3.3%
Discount interest rate after taxes	12.0%
Growth rate after twenty years	3.2%

A  20‑year projection was made to estimate goodwill based on macroeconomic assumptions and those related to the business of Porvenir, as indicated in the foregoing tables. The following is a description of that process.

•	Investments and borrowing rates were projected using historical data and data provided by the Company on the business.
•	The estimated increases in commissions and expenses are based on business growth and other transactions estimated by the Company.
•	The inflation rate used in the projections is based on reports from outside sources, such as The Economist Intelligence Unit, and intra-group sources such as Corficolombiana´s research team.
•	The growth rate used for the terminal value was 3.4%, which is the average projected inflation provided by the independent specialists.

The after tax discount interest rate that was used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate of 13.6% had been 1.0% higher than the estimated rate in the valuation done by external experts, there would be no need to reduce the book value of goodwill, since the fair value of the groups of cash-generating units associated with goodwill would be Ps. 4,342,350 and still exceeding book value as of December 31, 2020 of Ps. 2,643,082.